Julie Collett
Senior Director and Counsel
(303) 902-9135
Julie.collett@equitable.com

December 17, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Equitable Financial Life Insurance Company of America

Form S-1 Registration Statement

CIK 0000835357

Commissioners:

On behalf of Equitable Financial Life Insurance Company of America (“Equitable America”), we are filing herewith, electronically via EDGAR, Equitable America’s Form S-1 Registration Statement (“Registration Statement”) under the Securities Act of 1933, as amended (“1933 Act”), with respect to interests in the Market Stabilizer Option® (“MSO”) under the Equitable Optimizer(SM) policies to be offered by Equitable America.

In reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), we hereby request selective review from the Commission and its Staff of the disclosure related to the principal differences in the MSO design as listed below. Except for the disclosure relating to the principal differences, the disclosure set forth in this initial Registration Statement is substantially similar to the disclosure that has been previously filed with the Commission and commented on by the Staff in relation to the MSO Registration Statement as recently as April 21, 2020.

The principal differences between the Equitable Optimizer MSO and the VUL Optimizer MSO are:

1.	The variable index benefit charge being reduced to 0.00%; and

2.	The segment loss absorption threshold rate changing to -10%.

Under these circumstances, we believe a limited staff review is appropriate.

We would like to have the MSO effective by May 1, 2021. Accordingly, we would greatly appreciate the Staff’s effort in providing us with comments before February 1, 2021, or as soon as practicable thereafter. We will file a Pre-Effective Amendment that will address any Staff comments to the prospectus. Also, we will provide any additional exhibits (including contract forms) that might be necessary.

At the appropriate time, Equitable Financial will request acceleration of the effectiveness of the Registration Statement pursuant to Rule 461 under the Securities Act.

Please contact the undersigned at (303) 902-9135 if you have any questions.

Very truly yours,

/s/ Julie Collett
Julie Collett